Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
% Acquisition	60.00%
%Telefónica Group	60.00%
Minodes GmbH Technological and consulting services in Big Data provider
Disclosure of subsidiaries [line items]
% Acquisition	69.22%
%Telefónica Group	69.22%
Co-Trade GmbH Technological services
Disclosure of subsidiaries [line items]
% Acquisition	69.22%
%Telefónica Group	69.22%
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	63.77%
%Telefónica Group	63.77%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	59.03%
%Telefónica Group	59.03%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator
Disclosure of subsidiaries [line items]
% Acquisition	60.93%
%Telefónica Group	60.93%
Compañía Señales del Norte, S.A. de C.V Other business support services
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Gestión de Servicios Compartidos Perú, S.A.C. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% sold	100.00%
Saluspot Spain, S.L. Medical services and articles through internet provider
Disclosure of subsidiaries [line items]
% Acquisition		65.00%
%Telefónica Group	65.00%
Telefónica Deutschland Holding A.G Exchange of shares with KPN
Disclosure of subsidiaries [line items]
% Participation after operation	69.22%
%Telefónica Group	100.00%
Telxius Telecom, S.A. Holding company
Disclosure of subsidiaries [line items]
% Participation after operation	60.00%
%Telefónica Group	60.00%
Telecomunicaciones Personalizadas, S.L.U Telecommunications service provider
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
% sold		100.00%
Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
%Telefónica Group	60.00%
Telxius Torres España, S.L.U. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
%Telefónica Group	60.00%
Telxius Towers Germany, Gmbh. Any type of infrastructures and/or communications networks institution and operation
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
%Telefónica Group	60.00%
Nova Casiopea RE S.A. Reinsurance
Disclosure of subsidiaries [line items]
% Acquisition		100.00%
%Telefónica Group	100.00%
Televisión Federal S.A.- TELEFE Provision and operation TV and radio broadcasting-services
Disclosure of subsidiaries [line items]
% sold		100.00%
Atlántida Comunicaciones, S.A. Participation in public media
Disclosure of subsidiaries [line items]
% sold		100.00%
Telefónica Media Argentina, S.A. Participation in public media
Disclosure of subsidiaries [line items]
% sold		100.00%
Vocem 2013 Teleservicios, S.A. Call center services
Disclosure of subsidiaries [line items]
% sold		100.00%
Telefónica Gestión de Servicios Compartidos Argentina, S.A. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% sold		100.00%
Telefónica Gestión de Servicios Compartidos España, S.A. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% sold		100.00%
Healthcommunity | Saluspot Spain, S.L. Medical services and articles through internet provider
Disclosure of subsidiaries [line items]
%Telefónica Group	50.00%